Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, pool operators, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. As of the date of these unaudited interim condensed consolidated financial statements, management was not aware of any such claims or contingent liabilities that should be disclosed or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Company is covered for liabilities associated with the vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a) Commitments under long-term lease contracts

The following table sets forth the future minimum contracted lease payments to the Company (gross of charterers’ commissions), based on the Company’s vessels’ commitments to non-cancelable time charter contracts as of June 30, 2023. Non-cancelable time charter contracts include fixed-rate time charters.

Twelve-month period ending June 30,	Amount
2024	$5,366,000
Total	$5,366,000

(b) Commitments under purchase agreements

As of June 30, 2023, there were commitments relating to purchase agreements of two 2015 Japanese-built 5,000 cbm LPG carriers from unaffiliated third parties (Note 5) at a price of $15.3 million each, amounting to $30.6 million, which represents 90% of their purchase price, payable in cash upon delivery of these two vessels. Both vessels were delivered in the third quarter of 2023 (Note 16).